Contingencies	12 Months Ended
Jan. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Contingencies

(15) Contingencies

Our drilling activities involve certain operating hazards that can result in personal injury or loss of life, damage and destruction of property and equipment, damage to the surrounding areas, release of hazardous substances or wastes and other damage to the environment, interruption or suspension of drill site operations and loss of revenues and future business. The magnitude of these operating risks is amplified when, as is frequently the case, we conduct a project on a fixed-price, bundled basis where we delegate certain functions to subcontractors but remain responsible to the customer for the subcontracted work. In addition, we are exposed to potential liability under foreign, federal, state and local laws and regulations, contractual indemnification agreements or otherwise in connection with our services and products. Litigation arising from any such occurrences may result in Layne being named as a defendant in lawsuits asserting large claims. Although we maintain insurance protection which we consider economically prudent, there can be no assurance that any such insurance will be sufficient or effective under all circumstances or against all claims or hazards to which we may be subject or that we will be able to continue to obtain such insurance protection. A successful claim or damage resulting from a hazard for which we are not fully insured could have a material adverse effect on us. In addition, we do not maintain political risk insurance with respect to our foreign operations.

Layne, through Geoconstruction, our discontinued segment, was a subcontractor on the foundation for an office building in California in 2013 and 2014. Geoconstruction's work on the project was completed in September 2014.  Certain anomalies were subsequently discovered in the structural concrete, which were remediated by the general contractor during 2015.  We have participated in discussions with the owner and the general contractor for the project regarding potential causes for the anomalies.  During fiscal year ended January 31, 2016, the owner, the general contractor and Layne submitted a claim to the project’s insurers to cover the cost of remedial work, which claim was denied on November 2, 2016. The owner and the general contractor have filed a legal proceeding against the insurers seeking coverage under the insurance policy.  Management does not believe that we are liable for any of the remediation costs related to this project.  As of the date of this report, no action has been filed against us.  Accordingly, no provision has been made in the Consolidated Financial Statements.

As previously reported, beginning in October 2010, the Audit Committee of the Board of Directors conducted an internal investigation into, among other things, the legality of certain payments by Layne to agents and other third parties interacting with government officials in certain countries in Africa. The internal investigation suggested potential violations of the FCPA and certain local laws. Layne made a voluntary disclosure to the DOJ and the SEC regarding the results of the investigation and cooperated with the DOJ and SEC in connection with their review of the matter. The DOJ’s inquiry was closed in 2014.

On October 27, 2014, Layne entered into a settlement with the SEC to resolve the allegations concerning potential violations of the FCPA. This settlement with the SEC resolves all outstanding government investigations with respect to Layne concerning potential FCPA violations. Under the terms of the settlement, without admitting or denying the SEC’s allegations, we consented to entry of an administrative cease-and-desist order under the books and records, internal controls and anti-bribery provisions of the FCPA. We agreed to pay to the SEC $4.7 million in disgorgement and prejudgment interest, and $0.4 million in penalties. The amounts in connection with the settlement were paid on November 6, 2014. We also agreed to undertake certain compliance, reporting and cooperation obligations to the SEC for two years following the settlement date. On November 9, 2016, we made our final report to the SEC and have no further reporting obligations to the SEC under the settlement.

We are involved in various other matters of litigation, claims and disputes which have arisen in the ordinary course of business. We believe that the ultimate disposition of these matters will not, individually and in the aggregate, have a material adverse effect upon our business or consolidated financial position, results of operations or cash flows. However, it is possible, that future results of operations for any particular quarterly or annual period could be materially affected by changes in the assumptions related to these proceedings. In accordance with U.S. generally accepted accounting principles, we record a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. These provisions are reviewed at least quarterly and adjusted to reflect the impacts of negotiations, settlements, rulings, advice of legal counsel, and other information and events pertaining to a particular case. To the extent additional information arises or the strategies change, it is possible that our estimate of the probable liability in these matters may change.